Segment, Geographic and Revenue Information (Details 3) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		$ 341,028,267	$ 329,089,036	$ 360,346,494
Televisions [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		152,442,198	140,519,923	159,534,820
Mobile PCs [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		56,209,501	52,721,494	52,488,064
Mobile Devices [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		14,858,803	14,170,637	23,622,445
Monitors [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		45,696,144	44,668,054	48,234,547
Commercial and Others [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue	[1]	53,128,684	52,746,574	49,512,418
Solar Products [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		$ 18,692,937	$ 24,262,354	$ 26,954,200

[1]	Others include sales from products for other applications and sales of raw materials, components and from service charges.